Offerings	Aug. 08, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.550% Senior Notes due 2028
Amount Registered	400,000,000
Proposed Maximum Offering Price per Unit	0.99997
Maximum Aggregate Offering Price	$ 399,988,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 59,038.23
Offering Note
The prospectus supplement to which this exhibit is attached is a final prospectus supplement for the related offering (File No. 333-266623). The maximum aggregate offering price of that offering is $
848,665,000
.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.800% Senior Notes due 2031
Amount Registered	450,000,000
Proposed Maximum Offering Price per Unit	0.99706
Maximum Aggregate Offering Price	$ 448,677,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 66,224.73
Offering Note
The prospectus supplement to which this exhibit is attached is a final prospectus supplement for the related offering (File No. 333-266623). The maximum aggregate offering price of that offering is $
848,665,000
.